Condensed Unaudited Consolidated Statements of Financial Position - CAD ($)		Mar. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents		$ 7,534,585	$ 11,095,848
Receivables		212,431	440,930
Prepaid expenses		6,565,935	6,580,976
Inventory		772,205	750,151
Current assets		15,085,156	18,867,905
Non-current assets
Restricted cash		191,675	184,314
Plant and equipment		9,659,337	9,990,542
Net investment in sublease		223,034
Goodwill and other intangible assets		1,237,881	1,239,131
Total Assets		26,397,083	30,281,892
Current liabilities
Trade payables and accrued liabilities		2,093,777	2,128,226
Customer deposits		405,156	411,479
Construction contract liability		219,994	199,465
Shareholder loan		1,038	2,076
Deferred income tax		10,905	42,855
Current portion of lease liabilities		581,534	604,886
Total Current Liabilities		3,312,404	3,388,987
Non-current liabilities
Derivative liability	[1]	3,070,012	7,072,134
Lease liabilities		747,602	858,790
TOTAL LIABILITIES		7,130,018	11,319,911
EQUITY
Share capital		66,512,083	66,574,255
Deficit		(64,024,189)	(62,116,008)
Reserves		16,779,171	14,503,734
TOTAL EQUITY		19,267,065	18,961,981
TOTAL LIABILITIES AND EQUITY		$ 26,397,083	$ 30,281,892

[1]	Footnote: The warrant derivative liability is valued at fair value in accordance with International Financial Reporting Standards (“IFRS”). There are no circumstances in which the Company would be required to pay cash upon exercise or expiry of the warrants. See Note 10.